ALLIANCE GROWTH
INVESTORS FUND
AND
ALLIANCE
CONSERVATIVE
INVESTORS FUND

SEMI- ANNUAL REPORT
OCTOBER 31, 1999

ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS
                                                  ALLIANCE GROWTH INVESTORS AND
                                                   CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

December 27, 1999

Dear Shareholder:

This semi-annual shareholder report reviews the investment results and market activity for Alliance Growth Investors Fund and Alliance Conservative Investors Fund for the period ended October 31, 1999.

ECONOMIC AND MARKET ENVIRONMENT
The global economic environment is transformed from that which existed twelve months ago. Deflationary risk and severely desynchronized major economies have been replaced by global growth and quickly rising commodity prices. Many of the early indications of this emerging pattern were noted in our last report. Most of the developments which they suggested have come to pass. Perhaps the more revealing inquiry is not into what has happened but what has not.

Consensus Forecasts' prediction for growth in real gross domestic product (GDP) in 1999 has changed from 1.5% in the April 1999 survey to 2.4% in the October survey. This increase in global growth has had predictable effects. Oil, gold and platinum prices have risen dramatically. Commodity related stocks have consequently been amongst the best performers.

Developments in individual economies have led to even more dramatic revisions to consensus opinion, and nowhere more so than in Japan. Whereas six months ago we saw only slight signs of stabilization, if any, and it was widely believed that the economy would continue to contract for at least a year, now the surprising strength of production and the extent of corporate rationalization have made positive GDP growth in 1999 a virtual certainty. While the Japanese economy remains in a delicate condition, the reduction in the personal savings ratio holds out the prospect of a consumption recovery next year to complement the production recovery of this year.

Growth has also returned to the Euroland economies where the high consumer confidence, which persisted through the export downturn of last winter, has been rejoined by industrial confidence. This latter seems fully justified by a sharp increase in exports and export orders, which have benefited from the persistent weakness of the euro. The benign outlook for inflation in the major economies of Europe suggests that the historically loose monetary policy currently being exercised can continue for some time.

What appears not to have happened is the stymieing of U.S. expansion by the emergence of damaging levels of inflation. Of course, U.S. equities, taken in aggregate, have not been appreciating at as fast a pace this year as they have in previous years. On the other hand, GDP growth remains very strong and productivity data continues to suggest that there is some substance to all the talk of a new economic paradigm. It remains to be seen just how long the expansion can continue, but it must be noted that inflation is rising (3.6% annualized over the past three months) and inflationary pressure will continue to be exerted through commodity and import prices as other economies grow.

Higher global economic activity almost certainly means higher global interest rates, particularly as the U.S. economy shows few signs of moderating. Historically, this has been an environment in which both bonds and equities have underperformed their long term averages. With valuations very high by past standards, your Fund's portfolio holds fewer equities than it did a year ago. Overseas equities are overrepresented compared to the past. This reflects lower interest risk outside the U.S., as well as what we consider to be better prospects for corporate restructuring. Selectively, we have added positions in commodity sensitive stocks during the period under review.

INVESTMENT RESULTS FOR ALLIANCE GROWTH INVESTORS FUND
Investment returns for the Alliance Growth Investors Fund for the six- and twelve-month periods ended October 31, 1999 are outlined in the following table. For comparison purposes, we have also included performance for the broad U.S. stock market, as represented by the S&P 500, and for the Fund's benchmark--a 70%/30% Composite of the S&P 500 and the Lehman Brothers Aggregate Bond Index, respectively.

As shown, over the six- and twelve-month periods ended October 31, 1999, Alliance Growth Investors Fund Class A shares appreciated 1.96% and 18.47%, respectively.

The Alliance Growth Investors Fund exceeded its benchmark for both periods. Strong performance in Japanese equities and good selection of Japanese stocks along with


1


                                                  ALLIANCE GROWTH INVESTORS AND
                                                   CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

good country selection in Europe has helped the Fund to achieve an outperformance in our equity investments.


INVESTMENT RESULTS*
Periods Ended October 31, 1999

                                   TOTAL RETURNS
                              6 MONTHS      12 MONTHS
                              --------      ---------
ALLIANCE GROWTH
  INVESTORS FUND
  Class A                       1.96%         18.47%
  Class B                       1.57%         17.56%
  Class C                       1.64%         17.62%

S&P 500                         2.74%         25.66%

LEHMAN BROTHERS AGGREGATE
  BOND INDEX                   -0.15%          0.53%

70%/30% COMPOSITE:
  S&P 500 / LEHMAN BROTHERS
  AGGREGATE BOND INDEX          1.87%         18.12%


* THE FUND'S INVESTMENT RESULTS ARE TOTAL RETURNS FOR THE PERIODS AND ARE BASED ON THE NET ASSET VALUE OF EACH CLASS OF SHARES AS OF OCTOBER 31, 1999. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

     THE S&P 500 IS AN UNMANAGED INDEX OF 500 U.S. COMPANIES. THE UNMANAGED LEHMAN BROTHERS AGGREGATE BOND INDEX IS COMPOSED OF THE LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX, THE LEHMAN BROTHERS ASSET-BACKED SECURITIES INDEX AND THE LEHMAN BROTHERS GOVERNMENT/ CORPORATE BOND INDEX. IT IS A BROAD MEASURE OF THE PERFORMANCE OF TAXABLE BONDS IN THE U.S. MARKET, WITH MATURITIES OF AT LEAST ONE YEAR. THE 70%/30% COMPOSITE IS A BLEND OF BOTH THE S&P 500 AND THE LEHMAN BROTHERS AGGREGATE BOND INDEX WITH A 70%/30% WEIGHTING, RESPECTIVELY. AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

     ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 4.


INVESTMENT RESULTS FOR ALLIANCE CONSERVATIVE INVESTORS FUND
Investment returns for the Alliance Conservative Investors Fund for the six- and twelve-month periods ended October 31, 1999 are outlined in the following table. For comparison purposes, we have also included performance for the broad U.S. bond market, as represented by the Lehman Brothers Aggregate Bond Index, and for the Fund's benchmark--a 70%/30% Composite of the Lehman Brothers Aggregate Bond Index and the S&P 500, respectively.

As shown, the return on Class A shares of the Alliance Conservative Investors Fund over the six and twelve months ending October 31, 1999 were 1.11% and 6.90%, respectively.

The Alliance Conservative Investors Fund outperformed its benchmark over the six-month period, but underperformed its benchmark over twelve months. Both the overperformance and the underperformance were the result of the Fund holding an underweight position in equities during a volatile period which saw a strong equity performance followed by a period of mixed fortune for stock markets.


INVESTMENT RESULTS*
Periods Ended October 31, 1999

                                  TOTAL RETURNS
                             6 MONTHS      12 MONTHS
                             --------      ---------
ALLIANCE CONSERVATIVE
  INVESTORS FUND
  Class A                       1.11%          6.90%
  Class B                       0.85%          6.26%
  Class C                       0.77%          6.17%

LEHMAN BROTHERS AGGREGATE
  BOND INDEX                   -0.15%          0.53%

S&P 500                         2.74%         25.66%

70%/30% COMPOSITE:
  LEHMAN BROTHERS AGGREGATE
  BOND INDEX/S&P 500            0.72%          8.07%


* THE FUND'S INVESTMENT RESULTS ARE TOTAL RETURNS FOR THE PERIODS AND ARE BASED ON THE NET ASSET VALUE OF EACH CLASS OF SHARES AS OF OCTOBER 31, 1999. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.


2


                                                  ALLIANCE GROWTH INVESTORS AND
                                                   CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________


     THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS COMPOSED OF THE LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX, THE LEHMAN BROTHERS ASSET-BACKED SECURITIES INDEX AND THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX. THE 70%/30% COMPOSITE IS A BLEND OF BOTH THE LB AGGREGATE BOND INDEX AND THE S&P 500 WITH A 70%/30% WEIGHTING, RESPECTIVELY. THE FUND'S BENCHMARKS ARE UNMANAGED. AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

     ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 5.

We appreciate your investment in Alliance's asset allocation funds and look forward to reporting their progress to you in the future.

Sincerely,


John D. Carifa
Chairman and President


Nicholas D.P. Carn
Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


3


INVESTMENT OBJECTIVE AND POLICIES
                                                 ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

Alliance Growth Investors Fund seeks to provide highest total return with reasonable risk through investment in a mix of equity and fixed income securities. Normally, the Fund will hold approximately 70% of its total assets in equity securities.


INVESTMENT RESULTS
-------------------------------------------------------------------------------
NAV AND SEC AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 1999

CLASS A SHARES

                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      18.47%         13.46%
Five Years                    15.95%         14.95%
Since Inception*              13.51%         12.86%

CLASS B SHARES

                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      17.56%         13.56%
Five Years                    15.13%         15.13%
Since Inception*              12.70%         12.70%

CLASS C SHARES

                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      17.62%         16.62%
Five Years                    15.14%         15.14%
Since Inception*              12.09%         12.09%

SEC AVERAGE ANNUAL TOTAL RETURNS AS OF THE MOST RECENT QUARTER-END (SEPTEMBER 30, 1999)

                              CLASS A        CLASS B        CLASS C
                              -------        -------        -------
1 Year                         18.69%         18.97%         22.04%
5 Years                        14.53%         14.72%         14.73%
Since Inception*               12.56%         12.40%         11.75%


The Fund's investment results represent average annual total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*    Inception: 5/4/92 Classes A & B; 8/2/93 Class C.


4


INVESTMENT OBJECTIVE AND POLICIES          ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

Alliance Conservative Investors Fund seeks to provide high total return without undue risk to principal through investment in a mix of equity and fixed income securities. Normally the Fund will hold approximately 70% of its total assets in fixed income securities.


INVESTMENT RESULTS
-------------------------------------------------------------------------------
NAV AND SEC AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 1999

CLASS A SHARES

                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                       6.90%          2.35%
Five Years                    10.71%          9.75%
Since Inception*               8.60%          7.98%


CLASS B SHARES

                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                       6.26%          2.34%
Five Years                     9.95%          9.95%
Since Inception*               7.85%          7.85%


CLASS C SHARES

                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                       6.17%          5.19%
Five Years                     9.95%          9.95%
Since Inception*               7.13%          7.13%


SEC AVERAGE ANNUAL TOTAL RETURNS AS OF THE MOST RECENT QUARTER-END (SEPTEMBER 30, 1999)

                               CLASS A        CLASS B        CLASS C
                               -------        -------        -------
1Year                           3.94%          3.84%          6.91%
5Years                          9.52%          9.73%          9.75%
Since Inception*                7.93%          7.80%          7.10%


The Fund's investment results represent average annual total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*    Inception: 5/4/92 Classes A & B; 8/2/93 Class C.


5


TEN LARGEST HOLDINGS
OCTOBER 31, 1999 (UNAUDITED)                     ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

                                                                  PERCENT OF
COMPANY                                             VALUE         NET ASSETS
-------------------------------------------------------------------------------
U.S. Treasury Notes                          $ 44,387,471            32.7%
U.S. Treasury Bonds, 6.375%, 8/15/27            7,673,512             5.7
Nokia AB OY Corp.                               4,532,291             3.3
Nortel Networks Corp.                           2,527,050             1.9
Cisco Systems, Inc.                             2,338,400             1.7
Intel Corp.                                     2,214,712             1.7
Wal-Mart Stores, Inc.                           2,199,475             1.6
Home Depot, Inc.                                2,181,950             1.6
Microsoft Corp.                                 2,027,119             1.5
The Procter & Gamble Co.                        1,940,188             1.4
                                             $ 72,022,168            53.1%

MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED OCTOBER 31, 1999 (UNAUDITED)
-------------------------------------------------------------------------------
                                                     SHARES* OR PRINCIPAL
-------------------------------------------------------------------------------
                                                                 HOLDINGS
PURCHASES                                          BOUGHT        10/31/99
-------------------------------------------------------------------------------
Citigroup, Inc.                                    35,350          35,350
Intel Corp.                                        28,600          28,600
Johnson & Johnson Co.                              18,000          18,000
Nortel Networks Corp.                              40,800          40,800
U. S. Treasury Bond, 6.375%, 8/15/27           $7,700,000      $7,700,000
U.S. Treasury Note, 3.625%, 1/15/08           $14,169,088     $14,169,088
U.S. Treasury Note, 4.75%, 2/15/04             $9,000,000      $9,000,000
U.S. Treasury Note, 4.75%, 11/15/08            $3,100,000      $3,100,000
U.S. Treasury Note, 6.50%, 8/31/01            $11,125,000     $14,400,000
U.S. Treasury Note, 6.875%, 5/15/06            $4,200,000      $4,580,000

                                                                 HOLDINGS
SALES                                                SOLD        10/31/99
-------------------------------------------------------------------------------
AT&T Corp.-Liberty Media Group Cl.A                52,300              -0-
Bristol-Myers Squibb Co.                           52,400              -0-
Chase Manhattan Corp.                              43,600              -0-
Kroger Co.                                         34,900              -0-
Microsoft Corp.                                    30,500          21,900
Morgan Stanley Dean Witter & Co.                   26,200              -0-
Schering-Plough Corp.                              43,600              -0-
U.S. Treasury Note, 3.875%, 1/15/09           $13,681,056              -0-
U.S. Treasury Note, 6.00%, 8/15/00             $5,485,000              -0-
U.S. Treasury Note, 6.50%, 5/31/02             $3,570,000              -0-


*    Adjusted for stock splits.


6


SECTOR DIVERSIFICATION
OCTOBER 31, 1999 (UNAUDITED)                     ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

                                                                  PERCENT OF
                                             U.S. $ VALUE         NET ASSETS
-------------------------------------------------------------------------------
Aerospace & Defense                          $    375,100             0.3%
Basic Industry                                  4,745,045             3.5
Capital Goods                                   1,963,919             1.4
Consumer Manufacturing                          4,038,774             3.0
Consumer Services                               9,474,722             7.0
Consumer Staples                                6,088,758             4.5
Energy                                          4,938,363             3.6
Finance                                         9,481,408             7.0
Healthcare                                      5,258,385             3.9
Multi Industry                                  3,350,081             2.5
Technology                                     16,552,980            12.2
Utilities                                       2,346,454             1.7
U.S. Government                                52,060,983            38.4
Total Investments*                            120,674,972            89.0
Cash and receivables,
  net of liabilities                           14,859,842            11.0
Net Assets                                   $135,534,814           100.0%


*    Excludes short-term obligations.


7


TEN LARGEST HOLDINGS
OCTOBER 31, 1999 (UNAUDITED)               ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

                                                                  PERCENT OF
COMPANY                                             VALUE         NET ASSETS
-------------------------------------------------------------------------------
U.S. Treasury Notes                          $ 37,741,728            61.1%
U.S. Treasury Bonds, 5.50%, 8/15/28             8,626,889            13.9
Nokia AB OY Corp.                                 846,943             1.4
Nortel Networks Corp.                             346,850             0.6
Cisco Systems, Inc.                               318,200             0.5
Intel Corp.                                       302,006             0.5
Wal-Mart Stores, Inc.                             294,775             0.5
Home Depot, Inc.                                  294,450             0.5
Microsoft Corp.                                   277,688             0.5
NTT Mobile Communications
  Network, Inc.                                   265,656             0.4
                                             $ 49,315,185            79.9%


MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED OCTOBER 31, 1999 (UNAUDITED)
-------------------------------------------------------------------------------
                                                     SHARES* OR PRINCIPAL
-------------------------------------------------------------------------------

                                                                 HOLDINGS
PURCHASES                                          BOUGHT        10/31/99
-------------------------------------------------------------------------------
Citigroup, Inc.                                     4,850           4,850
Hewlett-Packard Co.                                 2,300           2,300
Intel Corp.                                         3,900           3,900
Lucent Technologies, Inc.                           3,300           3,300
Nortel Networks, Corp.                              5,600           5,600
U.S. Treasury Bond, 5.50%, 8/15/28             $9,700,000      $9,700,000
U.S. Treasury Note, 4.75%, 2/15/04             $8,500,000      $8,500,000
U.S. Treasury Note, 4.75%, 11/15/08            $3,200,000      $3,200,000
U.S. Treasury Note, 6.50%, 8/31/01            $12,700,000     $15,795,000
United Technologies Corp.                           3,100           3,100

                                                                 HOLDINGS
SALES                                                SOLD        10/31/99
-------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                            8,800              -0-
Chase Manhattan Corp.                               5,200              -0-
Schering-Plough Corp.                               7,400              -0-
U.S. Treasury Note, 4.25%, 11/15/03              $550,000              -0-
U.S. Treasury Note, 5.25%, 8/15/03               $750,000              -0-
U.S. Treasury Note, 6.00%, 8/15/00             $4,435,000              -0-
U.S. Treasury Note, 6.25%, 4/30/01               $925,000              -0-
U.S. Treasury Note, 6.375%, 5/15/99            $2,700,000              -0-
U.S. Treasury Note, 6.50%, 5/31/02             $1,480,000              -0-
U.S. Treasury Note, 6.875%, 5/15/06            $2,000,000      $4,725,000


*    Adjusted for stock splits.


8


SECTOR DIVERSIFICATION
OCTOBER 31, 1999 (UNAUDITED)               ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

                                                                  PERCENT OF
                                             U.S. $ VALUE         NET ASSETS
-------------------------------------------------------------------------------
Aerospace & Defense                           $   187,550             0.3%
Basic Industry                                    718,488             1.2
Capital Goods                                     404,213             0.7
Consumer Manufacturing                            763,095             1.2
Consumer Services                               1,407,547             2.3
Consumer Staples                                1,055,815             1.7
Energy                                            693,524             1.1
Finance                                         1,396,565             2.3
Healthcare                                        771,814             1.2
Multi Industry                                    443,812             0.7
Technology                                      2,807,017             4.6
Utilities                                         374,817             0.6
U.S. Government                                46,368,617            75.0
Total Investments*                             57,392,874            92.9
Cash and receivables,
  net of liabilities                            4,419,524             7.1
Net Assets                                    $61,812,398           100.0%


*    Excludes short-term obligations.


9


PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1999 (UNAUDITED)                     ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS-50.6%
UNITED STATES INVESTMENTS-32.6%
TECHNOLOGY-6.1%
COMMUNICATION EQUIPMENT-1.7%
Cisco Systems, Inc. (a)                          31,600      $ 2,338,400

COMPUTER HARDWARE-2.9%
Dell Computer Corp. (a)                          42,000        1,685,250
Intel Corp.                                      28,600        2,214,712
                                                             ------------
                                                               3,899,962

COMPUTER SOFTWARE-1.5%
Microsoft Corp. (a)                              21,900        2,027,119
                                                             ------------
                                                               8,265,481

FINANCE-4.7%
BANKING - REGIONAL-1.1%
Bank of America Corp.                            24,300        1,564,313

INSURANCE-2.8%
American International Group, Inc.               18,375        1,891,476
Citigroup, Inc.                                  35,350        1,913,319
                                                             ------------
                                                               3,804,795

MISCELLANEOUS-0.8%
MBNA Corp.                                       38,400        1,060,800
                                                             ------------
                                                               6,429,908

CONSUMER SERVICES-4.5%
RETAIL - GENERAL MERCHANDISE-4.5%
Dayton Hudson Corp.                              26,200        1,693,175
Home Depot, Inc.                                 28,900        2,181,950
Wal-Mart Stores, Inc.                            38,800        2,199,475
                                                             ------------
                                                               6,074,600

BASIC INDUSTRY-3.2%
CHEMICALS-1.7%
Du Pont E.I. de Nemours & Co.                    16,300        1,050,331
Union Carbide Corp.                              20,400        1,244,400
                                                             ------------
                                                               2,294,731

MINING & METALS-0.8%
Alcoa, Inc.                                      18,000        1,093,500

PAPER & FOREST PRODUCTS-0.7%
International Paper Co.                          19,400        1,020,925
                                                             ------------
                                                               4,409,156

ENERGY-3.1%
INTERNATIONAL-1.5%
Chevron Corp.                                    11,300        1,031,831
Exxon Corp.                                      12,800          948,000
                                                             ------------
                                                               1,979,831

OIL SERVICE-1.6%
Halliburton Co.                                  25,900          976,106
Noble Drilling Corp. (a)                         55,600        1,233,625
                                                             ------------
                                                               2,209,731
                                                             ------------
                                                               4,189,562

CONSUMER STAPLES-2.6%
BEVERAGES-0.3%
Coca-Cola Co.                                     6,800          401,200

HOUSEHOLD PRODUCTS-1.4%
Procter & Gamble Co.                             18,500        1,940,188

TOBACCO-0.9%
Philip Morris Cos., Inc.                         45,600        1,148,550
                                                             ------------
                                                               3,489,938

MULTI INDUSTRY-2.5%
Minnesota Mining & Manufacturing Co.             18,100        1,720,631
Tyco International Ltd.                          40,800        1,629,450
                                                             ------------
                                                               3,350,081


10


                                                 ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
CONSUMER MANUFACTURING-1.5%
AUTO & RELATED-1.5%
Goodyear Tire & Rubber Co.                        7,300      $   301,581
Harley-Davidson, Inc.                            28,600        1,696,338
                                                             ------------
                                                               1,997,919

CAPITAL GOODS-1.4%
MACHINERY-1.4%
Allied-Signal, Inc.                              27,700        1,577,169
Caterpillar, Inc.                                 7,000          386,750
                                                             ------------
                                                               1,963,919

HEALTH CARE-1.4%
MEDICAL PRODUCTS-1.4%
Johnson & Johnson Co.                            18,000        1,885,500

UTILITIES-1.3%
TELEPHONE UTILITY-1.3%
MCI WorldCom, Inc. (a)                           20,500        1,759,156

AEROSPACE & DEFENSE-0.3%
AEROSPACE-0.3%
United Technologies Corp.                         6,200          375,100

Total United States Investments
  (cost $36,495,867)                                          44,190,320

FOREIGN INVESTMENTS-18.0%
CANADA-1.9%
Nortel Networks Corp.                            40,800        2,527,050

FINLAND-3.3%
Nokia AB OY Corp.                                39,600        4,532,291

FRANCE-2.3%
Carrefour, SA                                     5,730        1,060,770
Sanofi, SA (a)                                   19,010          838,818

SEITA                                             9,510          530,164
Total Fina                                        5,540          748,801
                                                             ------------
                                                               3,178,553

GERMANY-0.3%
ProSieben Media AG pfd.                           9,510          390,121

JAPAN-6.2%
Alps Electric Co., Ltd.                           4,000           77,491
Bank of Tokyo-Mitsubishi                         41,000          679,466
Bridgestone Corp.                                15,000          412,870
Canon, Inc.                                      16,000          452,671
Denso Corp.                                       8,000          171,094
Fuji Bank, Ltd.                                  40,000          548,576
Honda Motor Co.                                  14,000          590,774
Kao Corp.                                        13,000          396,471
NTT Mobile Communications Network, Inc.              56        1,487,676
Orix Corp.                                        2,000          268,534
Rohm Co., Ltd.                                    2,000          448,835
Sankyo Co., Ltd.                                  6,000          474,729
Sony Corp.                                        4,000          623,765
Takeda Chemical Industries                        7,000          402,129
Tokyo Electron, Ltd.                              3,000          249,161
Toyota Motor Corp.                                7,000          242,352
Yamanouchi Pharmaceutical Co., Ltd.              18,000          816,534
                                                             ------------
                                                               8,343,128

NETHERLANDS-0.2%
Akzo Nobel NV                                     7,800          335,889

SPAIN-0.7%
Banco Bilbao Vizcaya, SA                         23,800          319,935
Telefonica, SA (a)                               35,700          587,298
                                                             ------------
                                                                 907,233

SWEDEN-0.5%
AstraZeneca Group Plc                            16,007          723,079

SWITZERLAND-1.4%
Nestle, SA                                          317          611,415
Novartis AG                                         396          592,325
Zurich Allied AG                                  1,189          673,166
                                                             ------------
                                                               1,876,906


11


PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

                                                 SHARES OR
                                                 PRINCIPAL
                                                  AMOUNT
                                                   (000)    U.S. $ VALUE
-------------------------------------------------------------------------
UNITED KINGDOM-1.2%
Royal Bank of Scotland Group                     24,422     $    561,823
United News Media Plc                            31,700          303,941
Vodafone Group Plc                              159,635          743,655
                                                             ------------
                                                               1,609,419

Total Foreign Investments
  (cost $17,151,854)                                          24,423,669

Total Common Stocks & Other Investments
  (cost $53,647,721)                                          68,613,989

DEBT OBLIGATIONS-38.4%
U.S. GOVERNMENT OBLIGATIONS-38.4%
U.S. Treasury Bonds
  6.375%, 8/15/27                               $ 7,700        7,673,512
U.S. Treasury Notes
  3.625%, 1/15/08                                14,169       13,668,777
  4.75%, 2/15/04                                  9,000        8,593,560
  4.75%, 11/15/08                                 3,100        2,805,500
  6.50%, 8/31/01                                 14,400       14,566,464
  6.875%, 5/15/06                                 4,580        4,753,170

Total Debt Obligations
  (cost $52,008,938)                                          52,060,983

SHORT-TERM INVESTMENT-9.4%
TIME DEPOSIT-9.4%
State Street Cayman Islands
  4.875%, 11/01/99
  (cost $12,707,000)                             12,707       12,707,000

TOTAL INVESTMENTS-98.4%
  (cost $118,363,659)                                        133,381,972
Other assets less liabilities-1.6%                             2,152,842

NET ASSETS-100%                                             $135,534,814


(a)  Non-income producing security.

     See notes to financial statements.


12


PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1999 (UNAUDITED)               ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS-17.9%
UNITED STATES INVESTMENTS-11.3%
TECHNOLOGY-2.5%
COMMUNICATION EQUIPMENT-0.9%
Cisco Systems, Inc. (a)                           4,300      $   318,200
Lucent Technologies, Inc.                         3,300          212,025
                                                             ------------
                                                                 530,225

COMPUTER HARDWARE-1.1%
Dell Computer Corp. (a)                           5,700          228,712
Hewlett-Packard Co.                               2,300          170,344
Intel Corp.                                       3,900          302,006
                                                             ------------
                                                                 701,062

COMPUTER SOFTWARE-0.5%
Microsoft Corp. (a)                               3,000          277,688
                                                             ------------
                                                               1,508,975

FINANCE-1.5%
BANKING - REGIONAL-0.4%
Bank of America Corp.                             3,300          212,437

INSURANCE-0.8%
American International Group, Inc.                2,437          250,859
Citigroup, Inc.                                   4,850          262,506
                                                             ------------
                                                                 513,365

MISCELLANEOUS-0.3%
MBNA Corp.                                        7,099          196,110
                                                             ------------
                                                                 921,912

CONSUMER SERVICES-1.3%
RETAIL - GENERAL MERCHANDISE-1.3%
Dayton Hudson Corp.                               3,600          232,650
Home Depot, Inc.                                  3,900          294,450
Wal-Mart Stores, Inc.                             5,200          294,775
                                                             ------------
                                                                 821,875

CONSUMER STAPLES-1.0%
BEVERAGES-0.3%
Coca-Cola Co.                                     3,300          194,700

HOUSEHOLD PRODUCTS-0.4%
Procter & Gamble Co.                              2,500          262,188

TOBACCO-0.3%
Philip Morris Cos., Inc.                          6,300          158,681
                                                             ------------
                                                                 615,569

BASIC INDUSTRY-1.0%
CHEMICALS-0.5%
Du Pont E.I. de Nemours & Co.                     2,200          141,762
Union Carbide Corp.                               2,800          170,800
                                                             ------------
                                                                 312,562

MINING & METALS-0.3%
ALCOA, INC.                                       2,500          151,875

PAPER & FOREST PRODUCTS-0.2%
International Paper Co.                           2,700          142,088
                                                             ------------
                                                                 606,525

ENERGY-0.9%
INTERNATIONAL-0.4%
Chevron Corp.                                     1,500          136,969
Exxon Corp.                                       1,800          133,312
                                                             ------------
                                                                 270,281

OIL SERVICE-0.5%
Halliburton Co.                                   3,600          135,675
Noble Drilling Corp. (a)                          7,600          168,625
                                                             ------------
                                                                 304,300
                                                             ------------
                                                                 574,581

MULTI INDUSTRY COMPANY-0.7%
Minnesota Mining & Manufacturing Co.              2,400          228,150
Tyco International Ltd.                           5,400          215,662
                                                             ------------
                                                                 443,812


13


PORTFOLIO OF INVESTMENTS (CONTINUED)       ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
CAPITAL GOODS-0.7%
MACHINERY-0.7%
Allied-Signal, Inc.                               3,800      $   216,363
Caterpillar, Inc.                                 3,400          187,850
                                                             ------------
                                                                 404,213

CONSUMER MANUFACTURING-0.6%
AUTO & RELATED-0.6%
Goodyear Tire & Rubber Co.                        3,700          152,856
Harley-Davidson, Inc.                             3,900          231,319
                                                             ------------
                                                                 384,175

HEALTH CARE-0.4%
MEDICAL PRODUCTS-0.4%
Johnson & Johnson Co.                             2,400          251,400

UTILITIES-0.4%
TELEPHONE UTILITY-0.4%
MCI WorldCom, Inc. (a)                            2,700          231,694

AEROSPACE & DEFENSE-0.3%
AEROSPACE-0.3%
United Technologies Corp.                         3,100          187,550

Total United States Investments
  (cost $5,987,335)                                            6,952,281

FOREIGN INVESTMENTS-6.6%
CANADA-0.6%
Nortel Networks Corp.                             5,600          346,850

FINLAND-1.4%
Nokia AB OY Corp.                                 7,400          846,943

FRANCE-0.7%
Carrefour, SA                                       600          111,075
Sanofi, SA (a)                                    2,960          130,610

SEITA                                             1,470           81,950
Total Fina                                          880          118,943
                                                             ------------
                                                                 442,578

GERMANY-0.1%
ProSieben Media AG pfd.                           1,470           60,303

JAPAN-2.1%
Alps Electric Co., Ltd.                           1,000           19,373
Bank of Tokyo-Mitsubishi                          7,000          116,006
Bridgestone Corp.                                 3,000           82,574
Canon, Inc.                                       3,000           84,876
Denso Corp.                                       1,000           21,387
Fuji Bank, Ltd.                                   7,000           96,001
Honda Motor Co.                                   2,000           84,396
Kao Corp.                                         2,000           60,995
NTT Mobile Communications Network, Inc.              10          265,656
Sankyo Co., Ltd.                                  1,000           79,122
Sony Corp.                                        1,000          155,941
Takeda Chemical
Industries                                        1,000           57,447
Toyota Motor Corp.                                1,000           34,622
Yamanouchi Pharmaceutical Co., Ltd.               3,000          136,089
                                                             ------------
                                                               1,294,485

NETHERLANDS-0.2%
Akzo Nobel NV                                     2,600          111,963

SPAIN-0.4%
Banco Bilbao Vizcaya, SA                          3,700           49,738
Tabacalera, SA Series A                           4,400           72,430
Telefonica, SA (a)                                8,700          143,123
                                                             ------------
                                                                 265,291

SWEDEN-0.2%
AstraZeneca Group Plc                             2,623          118,488

SWITZERLAND-0.5%
Nestle, SA                                           59          113,797
Novartis AG                                          52           77,780
Zurich Allied AG                                    221          125,121
                                                             ------------
                                                                 316,698


14


                                           ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT
COMPANY                                            (000)    U.S. $ VALUE
-------------------------------------------------------------------------
UNITED KINGDOM-0.4%
Royal Bank of Scotland Group                      3,816      $    87,786
United News Media Plc                             4,400           42,188
Vodafone Group Plc                               29,710          138,403
                                                             ------------
                                                                 268,377

Total Foreign Investments
  (cost $2,892,209)                                            4,071,976

Total Common Stocks & Other Investments
  (cost $8,879,544)                                           11,024,257

DEBT OBLIGATIONS-75.0%
U.S. GOVERNMENT OBLIGATIONS-75.0%
U.S. Treasury Bonds
  5.50%, 8/15/28                                $ 9,700        8,626,889
U.S. Treasury Notes
  3.875%, 1/15/09 (b)                             5,960        5,848,345
  4.75%, 2/15/04                                  8,500        8,116,140
  4.75%, 11/15/08                                 3,200        2,896,000
  6.50%, 8/31/01                                 15,795       15,977,590
  6.875%, 5/15/06                                 4,725        4,903,653

Total Debt Obligations
  (cost $47,113,971)                                          46,368,617

SHORT-TERM INVESTMENTS-4.6%
GERMANY-1.7%
German Treasury Bill
  0.01%, 4/14/00                                  1,000        1,052,458

TIME DEPOSIT-2.9%
State Street Cayman Islands
  4.875%, 11/01/99                                1,798        1,798,000

Total Short-Term Investments
  (amortized cost $2,850,458)                                  2,850,458

TOTAL INVESTMENTS-97.5%
  (cost $58,843,973)                                          60,243,332
Other assets less liabilities-2.5%                             1,569,066

NET ASSETS-100%                                              $61,812,398


(a)  Non-income producing security.

(b)  Treasury Inflation Protection Securities.

     See notes to financial statements.


15


STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999 (UNAUDITED)
                                                  ALLIANCE GROWTH INVESTORS AND
                                                   CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

                                                      GROWTH       CONSERVATIVE
                                                    INVESTORS        INVESTORS
                                                       FUND             FUND
                                                  -------------    ------------
ASSETS
  Investments in securities, at value
    (cost $118,363,659 and $58,843,973,
    respectively)                                 $133,381,972     $60,243,332
  Cash                                                     473             377
  Foreign cash, at value (cost $893,631 and
    $1,001,235, respectively)                          883,947         978,497
  Receivable for investment securities and
    foreign currency sold                           22,138,429              -0-
  Interest and dividends receivable                    757,018         668,794
  Receivable for shares of beneficial
    interest sold                                      119,029         147,915
  Foreign taxes receivable                              37,070           5,273
  Total assets                                     157,317,938      62,044,188

LIABILITIES
  Payable for investment securities and
    foreign currency purchased                      21,404,231              -0-
  Advisory fee payable                                  84,037          17,379
  Distribution fee payable                              83,376          39,533
  Payable for shares of beneficial
    interest redeemed                                   25,611          63,763
  Accrued expenses                                     185,869         111,115
  Total liabilities                                 21,783,124         231,790

NET ASSETS                                        $135,534,814     $61,812,398

COMPOSITION OF NET ASSETS
  Shares of beneficial interest, at par                    $84             $51
  Additional paid-in capital                       102,355,083      56,683,001
  Undistributed net investment income                  822,022         388,231
  Accumulated net realized gain on
    investments and foreign currency
    transactions                                    17,355,610       3,367,438
  Net unrealized appreciation of investments
    and foreign currency denominated assets
    and liabilities                                 15,002,015       1,373,677
                                                  $135,534,814     $61,812,398
CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price
    per share ($49,631,678 / 3,081,296 and
    $20,521,440 / 1,728,279 shares of
    beneficial interest issued and
    outstanding, respectively)                          $16.11          $11.87
  Sales charge -- 4.25% of public
    offering price                                         .72             .53
  Maximum offering price                                $16.83          $12.40

  CLASS B SHARES
  Net asset value and offering price
    per share ($74,938,861 / 4,646,840 and
    $35,392,110 / 2,921,030 shares of
    beneficial interest issued and
    outstanding, respectively)                          $16.13          $12.12

  CLASS C SHARES
  Net asset value and offering price
    per share ($10,964,275 / 679,400 and
    $5,898,848 / 486,672 shares of
    beneficial interest issued and
    outstanding, respectively)                          $16.14          $12.12


See notes to financial statements.


16


STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1999 (UNAUDITED)
                                                  ALLIANCE GROWTH INVESTORS AND
                                                   CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

                                                      GROWTH      CONSERVATIVE
                                                     INVESTORS      INVESTORS
                                                       FUND            FUND
                                                    ----------    ------------
INVESTMENT INCOME
  Interest                                         $ 1,845,685     $ 1,471,565
  Dividends (net of foreign tax withheld of
    $18,080 and $2,792, respectively)                  390,561          56,438
  Total income                                       2,236,246       1,528,003

EXPENSES
  Advisory fee                                         503,397         224,494
  Distribution fee - Class A                            72,213          29,935
  Distribution fee - Class B                           379,164         171,314
  Distribution fee - Class C                            51,323          28,227
  Transfer agency                                      105,948          64,472
  Custodian                                             59,948          54,163
  Printing                                              41,312          16,600
  Audit and legal                                       27,058          20,017
  Registration                                          19,792          14,914
  Trustees' fees                                        10,000           7,000
  Miscellaneous                                          5,484           3,192
  Total expenses                                     1,275,639         634,328
  Less: expenses waived and assumed by
    adviser (See Note B)                                    -0-        (75,594)
  Less: expense offset arrangement
    (See Note B)                                        (7,290)             -0-
  Net expenses                                       1,268,349         558,734
  Net investment income                                967,897         969,269

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
TRANSACTIONS
  Net realized gain on investment
    transactions                                    10,490,282       1,468,104
  Net realized loss on foreign currency
    transactions                                      (156,760)        (36,963)
  Net change in unrealized appreciation/
      depreciation of:
    Investments                                     (9,039,748)     (1,796,576)
    Foreign currency denominated assets and
      liabilities                                       (9,295)        (22,667)
  Net gain (loss) on investments and foreign
    currency transactions                            1,284,479        (388,102)

NET INCREASE IN NET ASSETS FROM OPERATIONS         $ 2,252,376     $   581,167


See notes to financial statements.


17


STATEMENT OF CHANGES IN NET ASSETS
                                                  ALLIANCE GROWTH INVESTORS AND
                                                   CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

                                                 GROWTH INVESTORS FUND     CONSERVATIVE INVESTORS FUND
                                             ---------------------------------------------------------
                                              SIX MONTHS                    SIX MONTHS
                                                 ENDED                         ENDED
                                             OCT. 31, 1999     YEAR ENDED  OCT. 31, 1999    YEAR ENDED
                                              (UNAUDITED)   APR. 30, 1999   (UNAUDITED)   APR. 30, 1999
                                             -------------  -------------   -----------   -------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
  Net investment income                    $   967,897      $   749,748     $  969,269    $ 1,273,397
  Net realized gain on investments and
    foreign currency transactions           10,333,522       12,769,703      1,431,141      3,425,696
  Net change in unrealized appreciation
    (depreciation) of investments and
    foreign currency denominated assets
    and liabilities                          (9,049,043)      4,691,829     (1,819,243)    (1,015,940)
  Net increase in net assets
    from operations                           2,252,376      18,211,280        581,167      3,683,153

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                         -0-        (418,359)      (235,024)      (466,063)
    Class B                                         -0-        (295,401)      (291,519)      (687,634)
    Class C                                         -0-         (35,988)       (47,827)      (119,700)
  Distribution in excess of net
    investment income
    Class A                                         -0-        (214,001)            -0-       (61,173)
    Class B                                         -0-        (150,826)            -0-       (89,189)
    Class C                                         -0-         (17,942)            -0-       (15,332)
  Net realized gain on investments
    Class A                                         -0-      (3,526,765)            -0-      (804,489)
    Class B                                         -0-      (6,296,282)            -0-    (1,442,985)
    Class C                                         -0-        (761,076)            -0-      (254,273)

TRANSACTIONS IN SHARES
OF BENEFICIAL INTEREST
  Net increase (decrease)                   (1,806,897)      14,418,907      6,447,465     11,307,818
  Total increase                               445,479       20,913,547      6,454,262     11,050,133

NET ASSETS
  Beginning of year                        135,089,335      114,175,788     55,358,136     44,308,003
  End of period (including
    undistributed net investment
    income of $822,022 and
    $388,231, respectively, at
    October 31, 1999)                     $135,534,814     $135,089,335    $61,812,398    $55,358,136


See notes to financial statements.


18


NOTES TO FINANCIAL STATEMENTS
                                                  ALLIANCE GROWTH INVESTORS AND
                                                   CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Growth Investors Fund and Alliance Conservative Investors Fund (the "Funds"), two series of The Alliance Portfolios (the "Trust"), are registered under the Investment Company Act of 1940 as diversified, open-end investment companies. The Funds offer Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Shares purchased before August 2, 1993 and redeemed within six years of purchase are subject to different rates than shares purchased after that date. Class B shares purchased on or after August 2, 1993 and held for a period ending eight years after the end of the calendar month of purchase will convert to Class A shares. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Trustees. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities and foreign exchange currency contracts, currency gains and losses realized between the trade and settlement dates on security transactions and the difference between the amounts of interest recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid. The Funds do not isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale of equity securities. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES
It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.


19


NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                  ALLIANCE GROWTH INVESTORS AND
                                                   CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Funds accrete discounts and amortize premiums as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. Income and Expenses
All income earned and expenses incurred by the Funds are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in each Fund represented by the net assets of such class, except that each Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares. Expenses of the Trust are charged to each Fund in proportion to net assets.

6. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Funds pay Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of
 .75% of each Fund's average daily net assets. Such fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.40%, 2.10%, and 2.10% of the daily average net assets for Class A, Class B and Class C shares, respectively, of the Conservative Investors Fund. For the six months ended October 31, 1999, such reimbursement amounted to $75,594 for the Conservative Investors Fund.

The Funds compensate Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Funds. Such compensation amounted to $96,271 and $32,044 for the Growth Investors Fund and Conservative Investors Fund, respectively, for the six months ended October 31, 1999.

For the six months ended October 31, 1999, the Funds' expenses were reduced by $7,290 and $2,913 for the Growth Investors Fund and the Conservative Investors Fund, respectively, under an expense offset arrangements with Alliance Fund Services, Inc.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of each Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $19,762 from the sales of Class A shares and $52,658 and $1,483 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the six months ended October 31, 1999 for the Growth Investors Fund. The Distributor also received front-end sales charges of $13,739 from the sales of Class A shares and $23,969 and $1,732 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the six months ended October 31, 1999 for the Conservative Investors Fund.

Brokerage commissions paid on investment transactions for the six months ended October 31, 1999 amounted to $57,836 and $5,249 for the Growth Investors and Conservative Investors Funds, respectively, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser, nor to DLJ directly.

Accrued expenses includes amounts owed to one of the Trustees under a deferred compensation plan of $23,355 and $20,619 respectively, for the Growth Investors and Conservative Investors Funds, respectively.


20


                                                  ALLIANCE GROWTH INVESTORS AND
                                                   CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

NOTE C: DISTRIBUTION PLANS
The Funds have adopted a Plan for each class of shares of the Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a "Plan" and collectively the "Plans"). Under the Plans, the Funds pay distribution and servicing fees to the Distributor at an annual rate of up to .50% of each Fund's average daily net assets attributable to the Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Trustees currently limit payments under the Class A plan to .30% of each Fund's average daily net assets attributable to Class A shares. The Plans provide that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Funds are not obligated under the Plans to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plans is to compensate the Distributor for its distribution services with respect to the sale of each Fund's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plans are characterized by the staff of the Commission as being of the "compensation" variety.

In the event that a Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Funds to the Distributor with respect to the relevant class.

The Plans also provide that the Adviser may use its own resources to finance the distribution of each Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the Growth Investors Fund aggregated $56,274,133 and $63,743,825, respectively, for the six months ended October 31, 1999. There were purchases of $59,789,798 and sales of $34,529,234 of U.S. government and government agency securities for the six months ended October 31, 1999. At October 31, 1999, the cost of investments for federal income tax purposes for the Growth Investors Fund was substantially the same as the cost for financial reporting purposes. Gross unrealized appreciation of investments was $16,733,109 and gross unrealized depreciation of investments was $1,714,796 resulting in net unrealized appreciation of $15,018,313 (excluding foreign currency transactions).

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the Conservative Investors Fund aggregated $6,894,386 and $6,732,679, respectively, for the six months ended October 31, 1999. There were purchases of $36,561,023 and sales of $14,167,791, of U.S. government and government agency obligations for the six months ended October 31, 1999. At October 31, 1999, the cost of investments for federal income tax purposes for the Conservative Investors Fund was substantially the same as the cost for financial reporting purposes. Gross unrealized appreciation of investments was $2,686,566 and gross unrealized depreciation of investments was $1,287,207 resulting in net unrealized appreciation of $1,399,359 (excluding foreign currency transactions).

The Alliance Growth Investors and Conservative Investors Funds incurred and elected to defer post October currency losses of $128,736 and $30,878, respectively, for the year ended April 30, 1999. To the extent that any post October loss is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders.

1. FORWARD EXCHANGE CURRENCY CONTRACTS
The Growth Investors and Conservative Investors Funds enter into forward exchange currency contracts in order to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gain or loss on foreign currency transactions.


21


NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                  ALLIANCE GROWTH INVESTORS AND
                                                   CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

Fluctuations in the value of forward exchange currency contracts held are recorded for financial reporting purposes as unrealized gains or losses by the Funds.

The Funds' custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Funds having a value equal to the aggregate amount of the Funds' commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Funds have in that particular currency contract.

At October 31, 1999, there were no outstanding forward exchange currency contracts for the Growth Investors Fund and the Conservative Investors Fund.

2. FINANCIAL FUTURES CONTRACTS
The Funds may buy or sell financial futures contracts for the purpose of hedging their portfolios against adverse affects of anticipated movements in the market. The Funds bear the market risk that arises from changes in the value of these financial instruments. The Fund's activities in domestic futures contracts are conducted through regulated exchanges which do not result in counterparty credit risk.

At the time the Funds enter into a futures contract, each Fund deposits and maintains with their custodian as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract.

Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. At October 31, 1999, the Funds had no outstanding futures contracts.


NOTE E: SHARES OF BENEFICIAL INTEREST
There is an unlimited number of $0.00001 par value shares of beneficial interest authorized, divided into three classes, designated Class A, Class B and Class C shares for both Funds. Transactions in shares of beneficial interest were as follows:


                                   ALLIANCE GROWTH INVESTORS FUND

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                   OCTOBER 31, 1999  APRIL 30,   OCTOBER 31, 1999   APRIL 30,
                      (UNAUDITED)      1999        (UNAUDITED)        1999
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold              552,409       566,266    $  8,709,679     $ 8,776,626
Shares issued in
  reinvestment of
  dividends and
  distributions              127       281,053           2,012       4,047,170
Shares converted
  from Class B           162,831       510,928       2,546,954       7,806,714
Shares redeemed         (666,791)     (527,391)    (10,491,876)     (8,032,657)
Net increase              48,576       830,856    $    766,769     $12,597,853


22


                                                  ALLIANCE GROWTH INVESTORS AND
                                                   CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

                                 ALLIANCE GROWTH INVESTORS FUND

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                   OCTOBER 31, 1999   APRIL 30,  OCTOBER 31, 1999   APRIL 30,
                      (UNAUDITED)       1999       (UNAUDITED)        1999
                     ------------  ------------  --------------  --------------
CLASS B
Shares sold              401,588       964,442     $ 6,337,383     $14,830,200
Shares issued in
  reinvestment of
  dividends and
  distributions               17       453,061             257       6,573,928
Shares converted
  to Class A            (162,235)     (509,338)     (2,546,954)     (7,806,714)
Shares redeemed         (477,186)     (827,094)     (7,524,224)    (12,604,631)
Net increase
  (decrease)            (237,816)       81,071     $(3,733,538)    $   992,783

CLASS C
Shares sold              156,112       210,668     $ 2,456,840     $ 3,218,152
Shares issued in
  reinvestment of
  dividends and
  distributions               33        54,989             473         798,413
Shares redeemed          (82,264)     (211,237)     (1,297,441)     (3,188,294)
Net increase              73,881        54,420     $ 1,159,872     $   828,271




                               ALLIANCE CONSERVATIVE INVESTORS FUND

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     OCTOBER 31, 1999  APRIL 30,  OCTOBER 31, 1999   APRIL 30,
                      (UNAUDITED)       1999       (UNAUDITED)        1999
                     ------------  ------------  --------------  --------------
Class A
Shares sold              205,501       346,984     $ 2,420,801     $ 4,157,099
Shares issued in
  reinvestment of
  dividends and
  distributions           18,706       107,403         219,731       1,256,931
Shares converted
  from Class B           104,898       390,356       1,236,579       4,672,943
Shares redeemed         (157,497)     (267,054)     (1,857,969)     (3,183,427)
Net increase             171,608       577,689     $ 2,019,142     $ 6,903,546

CLASS B
Shares sold              757,428     1,094,428     $ 9,132,258     $13,349,393
Shares issued in
  reinvestment of
  dividends and
  distributions           22,476       173,141         269,618       2,068,607
Shares converted
  to Class A            (102,761)     (388,535)     (1,236,579)     (4,672,943)
Shares redeemed         (327,831)     (639,564)     (3,947,017)     (7,883,521)
Net increase             349,312       239,470     $ 4,218,280     $ 2,861,536

CLASS C
Shares sold               88,489       216,203     $ 1,064,693     $ 2,631,544
Shares issued in
  reinvestment of
  dividends and
  distributions            3,649        30,304          43,786         362,040
Shares redeemed          (74,581)     (118,770)       (898,436)     (1,450,848)
Net increase              17,557       127,737      $  210,043     $ 1,542,736


23


NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                  ALLIANCE GROWTH INVESTORS AND
                                                   CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

NOTE F: BANK BORROWING
A number of open-end mutual funds managed by the Adviser, including the Funds, participate in a $750 million revolving credit facility (the "Facility") intended to provide for short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Funds did not utilize the Facility during the six months ended October 31, 1999.


24


FINANCIAL HIGHLIGHTS                             ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                               CLASS A
                                            ----------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                             OCTOBER 31,                      YEAR ENDED APRIL 30,
                                                1999      --------------------------------------------------------------
                                            (UNAUDITED)     1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $15.80       $15.09       $13.12       $14.08       $12.08       $11.61

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .15(a)       .17(a)       .12(a)       .16(a)(b)    .10(b)       .25(b)
Net realized and unrealized gain
  on investment transactions                     .16         2.20         3.34          .76         2.75          .38
Net increase in net asset value
  from operations                                .31         2.37         3.46          .92         2.85          .63

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income              -0-        (.16)        (.16)        (.19)        (.26)        (.15)
Distributions in excess of net
  investment income                               -0-        (.09)          -0-          -0-          -0-          -0-
Distributions from net realized gains             -0-       (1.41)       (1.33)       (1.69)        (.59)        (.01)
Total dividends and distributions                 -0-       (1.66)       (1.49)       (1.88)        (.85)        (.16)
Net asset value, end of period                $16.11       $15.80       $15.09       $13.12       $14.08       $12.08

TOTAL RETURN
Total investment return based on
  net asset value (c)                           1.96%       16.81%       27.96%        6.69%       23.87%        5.57%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $49,632      $47,917      $33,222      $27,453      $30,608      $22,189
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.43%(d)(e)  1.56%(d)     1.60%(d)     1.56%(d)     1.40%        1.40%
  Expenses, before waivers/
    reimbursements                              1.43%(e)     1.56%        1.60%        1.73%        1.65%        1.97%
  Net investment income                         1.90%(e)     1.12%         .81%        1.14%        2.02%        2.32%
Portfolio turnover rate                           85%          84%         137%         133%         209%         134%


See footnote summary on page 30.


25


FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              CLASS B
                                          ------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                            OCTOBER 31,                 YEAR ENDED APRIL 30,
                                                1999     ---------------------------------------------------------------
                                            (UNAUDITED)      1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $15.88       $15.12       $13.11       $14.08       $12.09       $11.65

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .09(a)       .06(a)       .01(a)       .06(a)(b)    .06(b)       .17(b)
Net realized and unrealized gain
  on investment transactions                     .16         2.21         3.35          .77         2.70          .38
Net increase in net asset value
  from operations                                .25         2.27         3.36          .83         2.76          .55

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income              -0-        (.07)        (.02)        (.11)        (.18)        (.10)
Distributions in excess of
  net investment income                           -0-        (.03)          -0-          -0-          -0-          -0-
Distributions from net realized gains             -0-       (1.41)       (1.33)       (1.69)        (.59)        (.01)
Total dividends and distributions                 -0-       (1.51)       (1.35)       (1.80)        (.77)        (.11)
Net asset value, end of period                $16.13       $15.88       $15.12       $13.11       $14.08       $12.09

TOTAL RETURN
Total investment return based on
  net asset value (c)                           1.57%       15.96%       27.04%        5.98%       23.06%        4.83%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $74,939      $77,554      $72,618      $61,709      $59,978      $43,328
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements                              2.16%(d)(e)  2.29%(d)     2.31%(d)     2.27%(d)     2.10%        2.10%
  Expenses, before waivers/
    reimbursements                              2.16%(e)     2.29%        2.31%        2.44%        2.35%        2.67%
  Net investment income                         1.18%(e)      .39%         .10%         .42%        1.15%        1.62%
Portfolio turnover rate                           85%          84%         137%         133%         209%         134%


See footnote summary on page 30.


26


                                                 ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              CLASS C
                                          ------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                            OCTOBER 31,                        YEAR ENDED APRIL 30,
                                                1999      --------------------------------------------------------------
                                            (UNAUDITED)      1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $15.88       $15.13       $13.12       $14.09       $12.10       $11.65

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .09(a)       .06(a)       .02(a)       .06(a)(b)    .06(b)       .18(b)
Net realized and unrealized gain
  on investment transactions                     .17         2.20         3.34          .77         2.70          .38
Net increase in net asset value
  from operations                                .26         2.26         3.36          .83         2.76          .56

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income              -0-        (.07)        (.02)        (.11)        (.18)        (.10)
Distributions in excess of
  net investment income                           -0-        (.03)          -0-          -0-          -0-          -0-
Distributions from net realized gains             -0-       (1.41)       (1.33)       (1.69)        (.59)        (.01)
Total dividends and distributions                 -0-       (1.51)       (1.35)       (1.80)        (.77)        (.11)
Net asset value, end of period                $16.14       $15.88       $15.13       $13.12       $14.09       $12.10

TOTAL RETURN
Total investment return based on
  net asset value (c)                           1.64%       15.88%       27.02%        5.97%       23.04%        4.91%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $10,964       $9,618       $8,336       $6,033       $5,915       $4,247
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements                              2.15%(d)(e)  2.28%(d)     2.30%(d)     2.28%(d)     2.10%        2.10%
  Expenses, before waivers/
    reimbursements                              2.15%(e)     2.28%        2.30%        2.43%        2.36%        2.66%
  Net investment income                         1.19%(e)      .40%         .11%         .42%        1.15%        1.62%
Portfolio turnover rate                           85%          84%         137%         133%         209%         134%


See footnote summary on page 30.


27


FINANCIAL HIGHLIGHTS (CONTINUED)           ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                               CLASS A
                                          ------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED
                                             OCTOBER 31,                     YEAR ENDED APRIL 30,
                                                1999     ---------------------------------------------------------------
                                            (UNAUDITED)     1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $11.88       $11.97       $11.31       $11.14       $10.38       $10.37

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .22(a)       .38(a)       .39(a)       .41(a)       .51          .48
Net realized and unrealized gain (loss)
  on investment transactions                    (.09)         .61         1.54          .46          .80         (.02)
Net increase in net asset value
  from operations                                .13          .99         1.93          .87         1.31          .46

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.14)        (.38)        (.43)        (.45)        (.55)        (.45)
Distributions in excess of net
  investment income                               -0-        (.05)          -0-          -0-          -0-          -0-
Distributions from net realized
  gains                                           -0-        (.65)        (.84)        (.25)          -0-          -0-
Total dividends and distributions               (.14)       (1.08)       (1.27)        (.70)        (.55)        (.45)
Net asset value, end of period                $11.87       $11.88       $11.97       $11.31       $11.14       $10.38

TOTAL RETURN
Total investment return based on
  net asset value (c)                           1.11%        8.59%       17.87%        7.90%       12.69%        4.65%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $20,521      $18,493      $11,715      $11,860      $14,161      $16,105
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.40%(e)     1.41%(d)     1.41%(d)     1.40%(d)     1.40%        1.40%
  Expenses, before waivers/
    reimbursements                              1.64%(e)     1.74%        1.91%        1.90%        1.73%        1.83%
  Net investment income (b)                     3.71%(e)     3.17%        3.33%        3.66%        4.43%        4.66%
Portfolio turnover rate                           41%         105%         138%         174%         267%         248%


See footnote summary on page 30.


28


FINANCIAL HIGHLIGHTS (CONTINUED)           ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                               CLASS B
                                          ------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                            OCTOBER 31,                      YEAR ENDED APRIL 30,
                                                1999      --------------------------------------------------------------
                                            (UNAUDITED)     1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $12.12       $12.19       $11.49       $11.31       $10.51       $10.47

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .18(a)       .30(a)       .32(a)       .34(a)       .43          .46
Net realized and unrealized gain
  (loss) on investment transactions             (.08)         .63         1.55          .46          .82         (.02)
Net increase in net asset value
  from operations                                .10          .93         1.87          .80         1.25          .44

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.10)        (.31)        (.33)        (.37)        (.45)        (.40)
Distributions in excess of
  net investment income                           -0-        (.04)          -0-          -0-          -0-          -0-
Distributions from net realized
  gains                                           -0-        (.65)        (.84)        (.25)          -0-          -0-
Total dividends and distributions               (.10)       (1.00)       (1.17)        (.62)        (.45)        (.40)
Net asset value, end of period                $12.12       $12.12       $12.19       $11.49       $11.31       $10.51

TOTAL RETURN
Total investment return based on
  net asset value (c)                            .85%        7.82%       17.04%        7.10%       11.95%        3.91%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $35,392      $31,177      $28,432      $28,037      $31,979      $30,542
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements                              2.10%(e)     2.11%(d)     2.11%(d)     2.10%(d)     2.10%        2.10%
  Expenses, before waivers/
    reimbursements                              2.36%(e)     2.48%        2.61%        2.61%        2.44%        2.52%
  Net investment income (b)                     3.01%(e)     2.48%        2.63%        2.96%        3.72%        3.96%
Portfolio turnover rate                           41%         105%         138%         174%         267%         248%


See footnote summary on page 30.


29


FINANCIAL HIGHLIGHTS (CONTINUED)           ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              CLASS C
                                          ------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                            OCTOBER 31,                       YEAR ENDED APRIL 30,
                                                1999     ---------------------------------------------------------------
                                            (UNAUDITED)     1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $12.13       $12.19       $11.49       $11.31       $10.52       $10.47

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .18(a)       .30(a)       .32(a)       .34(a)       .41          .46
Net realized and unrealized gain
  (loss) on investment transactions             (.09)         .64         1.55          .46          .83         (.01)
Net increase in net asset value
  from operations                                .09          .94         1.87          .80         1.24          .45

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.10)        (.31)        (.33)        (.37)        (.45)        (.40)
Distribution in excess of net
  investment income                               -0-        (.04)          -0-          -0-          -0-          -0-
Distributions from net realized
  gains                                           -0-        (.65)        (.84)        (.25)          -0-          -0-
Total dividends and distributions               (.10)       (1.00)       (1.17)        (.62)        (.45)        (.40)
Net asset value, end of period                $12.12       $12.13       $12.19       $11.49       $11.31       $10.52

TOTAL RETURN
Total investment return based
  on net asset value (c)                         .77%        7.91%       17.04%        7.10%       11.84%        4.01%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $5,899       $5,688       $4,162       $4,150       $5,326       $4,419
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements                              2.10%(e)     2.11%(d)     2.11%(d)     2.10%(d)     2.10%        2.10%
  Expenses, before waivers/
  reimbursements                                2.35%(e)     2.47%        2.61%        2.60%        2.45%        2.52%
  Net investment income (b)                     3.00%(e)     2.47%        2.63%        2.96%        3.71%        3.97%
Portfolio turnover rate                           41%         105%         138%         174%         267%         248%


(a)  Based on average shares outstanding.

(b)  Net of fees waived and expenses reimbursed by Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(d) Ratios reflect expenses grossed up for expense offset arrangement with the transfer agent. For the periods shown below the net expense ratios were as follows:

                                                   ALLIANCE GROWTH INVESTORS                    ALLIANCE CONSERVATIVE INVESTORS
                                       ---------------------------------------------------      ---------------------------------
                                                                YEAR ENDED APRIL 30,                     YEAR ENDED APRIL 30,
                                       SIX MONTHS ENDED   --------------------------------       --------------------------------
                                       OCTOBER 31, 1999    1999         1998         1997         1999         1998         1997
                                       ----------------   ------       ------       ------       ------       ------       ------
     Class A                                  1.42%        1.54%        1.59%        1.55%        1.40%        1.40%        1.40%
     Class B                                  2.15%        2.27%        2.29%        2.26%        2.10%        2.10%        2.10%
     Class C                                  2.14%        2.27%        2.29%        2.26%        2.10%        2.10%        2.10%


(e) Annualized.


30


                                                  ALLIANCE GROWTH INVESTORS AND
                                                   CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

BOARD OF TRUSTEES
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
JOHN H. DEBKIN (1)
DAVID H. DIEVLER (1)
WILLIAM H. FOULK, JR. (1)
BRENTON W. HARRIES (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
BRUCE CALVERT, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
NICHOLAS D. P. CARN, VICE PRESIDENT
EDMUND P. BERGAN, JR., CLERK
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER & CHIEF ACCOUNTING OFFICER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
ROPES & GRAY
One International Place
Boston, MA 02110-02624

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-800-221-5672

INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, New York 10036-2798


(1)  Member of the Audit Committee.

     The financial information included herein is taken from the records of the Fund without audit by independent accountants who do not express an opinion thereon.


31


ALLIANCE GROWTH INVESTORS FUND
ALLIANCE CONSERVATIVE INVESTORS FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

GICISR1099